Stated share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Stated share capital
26. Stated share capital

Accounting policy
Ordinary share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Scheme of arrangement
On 4 October 2019, SGL and the Company, a previously dormant wholly owned subsidiary of SGL, announced the intention to implement a scheme of arrangement to reorganise SGL’s operations under a new parent company, the Company (the “Scheme”). The Scheme was implemented through the issue of the Company’s shares (tickers: JSE – SSW and NYSE – SBSW) in exchange for the existing shares of SGL (previous tickers: JSE – SGL and NYSE – SBGL). On 23 January 2020 SGL and Sibanye- Stillwater announced that all resolutions for the approval of the Scheme, were passed by the requisite majority votes at the Scheme meeting held at the SGL Academy. The Scheme was implemented on 24 February 2020.
Sibanye-Stillwater determined that the acquisition of SGL did not represent a business combination as defined by IFRS 3. This is because neither party to the Scheme could be identified as an accounting acquirer in the transaction, and post the implementation there would be no change of economic substance or ownership in the SGL Group.
The SGL shareholders have the same commercial and economic interest as they had prior to the implementation of the Scheme and no additional new ordinary shares of SGL were issued as part of the Scheme. Following the implementation of the Scheme, the consolidated financial statements of Sibanye-Stillwater therefore reflects that the arrangement is in substance a continuation of the existing SGL Group. SGL is the predecessor of the Company for financial reporting purposes and following the implementation of the Scheme, Sibanye- Stillwater's consolidated comparative information is presented as if the reorganisation had occurred before the start of the earliest period presented.
In order to affect the reorganisation in the Group at the earliest period presented in the 31 December 2020 consolidated financial statements, a reorganisation reserve was recognised at 31 December 2017 to adjust the previously stated share capital of SGL of R34,667 million to reflect the stated share capital of the Company of R1 at that date. The reorganisation reserve was adjusted for previously recognised movements in the stated share capital of SGL between 31 December 2017 and 24 February 2020. The issue of shares at the effective date of the Scheme, was recorded at an amount equal to the net asset value of the unconsolidated SGL company at that date, with the difference recognised as a reorganisation reserve.
Since the consolidated financial statements of Sibanye-Stillwater are in substance a continuation of the existing SGL Group, the shares used in calculating the weighted average number of issued shares (refer note 12.1) was based on the issued stated share capital of the listed entity at that stage.
As a result of the above, earnings per share measures are based on SGL's issued shares for the 31 December 2019 comparative period. For purposes of Sibanye-Stillwater’s earnings per share measures for 31 December 2020, shares issued as part of the Scheme were treated as issued from the beginning of the reporting period so as to reflect the unchanged continuation of the Group. No weighting was required in 2020 as there were no changes in the issued share capital of SGL from the beginning of 2020 up to the effective date of the Scheme. Shares issued after the implementation of the Scheme were time-weighted as appropriate.
Authorised and issued
Although the Scheme was retrospectively implemented for accounting purposes, the roll forward below shows the movement of the legally issued shares of the Company and SGL for the periods indicated.

	Company			SGL
Figures in thousand	2021	2020		2019
Authorised number of shares	10,000,000	10,000,000		10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year[1]	2,923,571	—	*	2,266,261
Scheme implemented[2]	—	2,670,030		—
Shares issued under Sibanye-Stillwater/SGL Share Plan[3]	32,535	6,932		4,442
Issued upon conversion of US$ Convertible Bond[4]	—	248,040		—
Shares delisted (share buy-back)[5]	(147,700)	(1,431)		—
Shares issued for cash[6]	—	—		108,932
Shares issued with acquisition of subsidiary[7]	—	—		290,395
Number of shares in issue at end of the year	2,808,406	2,923,571		2,670,030
[1] Since the Scheme was retrospectively implemented when it became effective in FY2020, the stated share capital presented in the consolidated statement of changes in equity reflects the legally issued shares of the Company from the earliest period presented, being one ordinary share at 31 December 2018 and 31 December 2019
[2] From 1 January 2020 to 23 February 2020, shares of the listed entity presented for the Group were those of SGL. From 24 February 2020, these were exchanged for shares of the Company retrospectively presented for the Group in the consolidated statement of changes in equity. The Scheme was implemented on a share-for-share basis with no change in the total number of issued listed shares
[3] Upon implementation of the Scheme, the SGL equity-settled share plan was transferred to the Company and is settled in the Company’s shares from the effective date onwards (refer note 6.1)
[4] Refer note 28.6
[5] The Group entered into a repurchase and cancellation of shares transactions with certain shareholders which resulted in the total issued shares of Sibanye-Stillwater decreasing by 147,700,000 shares in 2021 and 1,431,197 shares in 2020 (refer below)
6 On 15 April 2019, Sibanye-Stillwater raised net capital of R1.7 billion from a placing of 108,932,356 new ordinary no par value shares to existing and new institutional investors
7 On 10 June 2019, 290,394,531 shares were issued to the shareholders of Lonmin Limited (refer note 16.1)
* Less than one thousand
The Company’s ordinary no par value shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.
Retrospective roll forward of stated share capital and reorganisation reserve:

	SGL		Scheme impact	Regorgani- sation reserve	Company
	Amount (million)	Shares (thousand)	Amount (million)	Amount (million)	Amount (million)		Shares (thousand)
Balance at 31 December 2018	34,667	2,266,261	(34,667)	34,667	—	*	—	*
Shares issued for cash	1,688	108,932	(1,688)	1,688	—		—
Shares issued on Lonmin acquisition	4,307	290,395	(4,307)	4,307	—		—
Shares issued under SGL Share Plan	—	4,442	—	—	—		—
Balance at 31 December 2019	40,662	2,670,030	(40,662)	40,662	—	*	—	*
Scheme implemented[1]				(17,661)	17,661		2,670,030
Shares issued under Company Share Plan				—	—		6,932
Issued upon conversion of US$ Convertible Bond[2]				—	12,573		248,040
Shares delisted (share buy-back)				—	(84)		(1,431)
Balance at 31 December 2020				23,001	30,150		2,923,571
Shares issued under Company Share Plan					—		32,535
Shares delisted (share buy-back)					(8,503)		(147,700)
Balance at 31 December 2021				23,001	21,647		2,808,406
[1] The stated share capital value of the Company on Scheme implementation amounts to the net asset value of the unconsolidated SGL company on the effective date of the Scheme. The reorganisation reserve is the balance between the previously presented stated share capital and the revised stated share capital value of the Company. There was no change in the issued share capital of the SGL Group from 31 December 2019 to the effective date of the Scheme
[2] Refer note 28.6
* Less than R1 million or one thousand shares as indicated
Repurchase of shares
On 2 November 2020, the directors of the Company decided to make an offer to certain holders of the Company’s ordinary shares, via an Odd-lot offer to holders of fewer than 100 shares of the Company and a specific repurchase in terms of the JSE Listings Requirements and the South African Companies Act, 2008 to holders of 100 to 400 Company shares. This resulted in a total repurchase to the value of R84 million including directly attributable incremental transaction costs and a decrease of 1,431,197 in the issued shares of the Company. The average price paid for the repurchased shares amounted to R58.80 per share.
The Group commenced with a share buy-back programme on 2 June 2021 to repurchase up to 5% of its ordinary shares as at 31 May 2021 representing a maximum of 147,700,000 shares. The programme concluded on 4 October 2021 when the maximum number of shares were reached. The total cost amounted to R8,503 million, including transaction cost. The average cost per share repurchased amounted to R57.57.